SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details)	Sep. 30, 2024	Sep. 30, 2023
Lease
Weighted-average remaining lease term (years) - Operating leases	2 years 8 months 1 day	6 months
Weighted average discount rate - Operating leases	8.00%	8.00%